                           AIM DEVELOPING MARKETS FUND


                   (SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                      Supplement dated November 15, 2001
        to the Statement of Additional Information dated March 1, 2001, as supplemented May 4, 2001, June 14, 2001, July 6, 2001, August 1, 2001,
            August 20, 2001, September 4, 2001 and September 18, 2001

The following information is added under the heading "SALES CHARGES AND DEALER CONCESSIONS" appearing on page 56 of the Statement of Additional Information:

         "PURCHASE AND REDEMPTION OF SHARES

         Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund

                  INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

                  Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

The final paragraph appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - CATEGORY III" on page 57 of the Statement of Additional Information is deleted in its entirety. In addition, the following new section is added at the end of the section entitled "SALES CHARGES AND DEALER CONCESSIONS - CATEGORY III" on page 57 of the Statement of Additional
Information:

                  "LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. These additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as "Large Purchases." If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1% contingent deferred sales charge ("CSDC") if the investor redeems those shares within 18 months after purchase. Large purchases of Class A shares of Category III Funds made on or after November 15, 2001 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

                  AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

                  For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:


                            PERCENT OF SUCH PURCHASES

                 -----------------------------------------------
                 1% of the first $2 million
                 -----------------------------------------------
                 plus 0.80% of the next $1 million
                 -----------------------------------------------
                 plus 0.50% of the next $17 million
                 -----------------------------------------------
                 plus 0.25% of amounts in excess of $20 million
                 -----------------------------------------------

                  For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                  Up to 0.10% of purchases of AIM Limited Maturity Treasury Fund; and
                  Up to 0.25% of purchases of AIM Tax-Free Intermediate Fund

                  If an investor makes a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon the exchange.

                  If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

                  If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

                  For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:

                            PERCENT OF SUCH PURCHASES

                     ----------------------------------------------
                     1% of the first $2 million
                     ----------------------------------------------
                     plus 0.80% of the next $1 million
                     ----------------------------------------------
                     plus 0.50% of the next $17 million
                     ----------------------------------------------
                     plus 0.25% of amounts in excess of $20 million
                     ----------------------------------------------

                  For annual purchases of Class A shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value."

The third and seventh paragraphs appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - ALL GROUPS OF AIM FUNDS" on page 57 of the Statement of Additional Information are deleted in their entirety.

The following paragraph is added after the fourth paragraph appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES - 1. LETTERS OF INTENT" on page 60 of the Statement of Additional Information:

                  If an investor enters into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001, such shares will be subject to a 12-month, 0.25% contingent deferred sales charge ("CDSC"). Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC."


The following paragraph is added at the end of the section appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES - RIGHTS OF ACCUMULATION" on page 61 of the Statement of Additional Information:

                  "If an investor's new purchase of Class A shares of Category I, II or III Fund is at net asset value, the newly purchased shares will be subject to a contingent deferred sales charge if the investor redeems them prior to the end of the applicable holding period (18 months for Category I and II Fund shares and 12 months for Category III Fund shares). For Class A shares of Category III Funds, the provisions of this paragraph apply only to new purchases made on and after November 15, 2001."

The following information replaces in its entirety the fourth paragraph (and associated five bullet points) appearing under the heading "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS" on page 64 of the Statement of Additional Information:

                  "Contingent Deferred Sales Charges Imposed upon Redemption of Shares

                  A contingent deferred sales charge (CDSC) may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares. On and after November 15, 2001, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

                  CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

                  o Redemptions of shares of Category I or II Funds held more than 18 months;

                  o Redemptions of shares of Category III Funds purchased prior to November 15, 2001;

                  o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and held for more than 12 months;

                  o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

                  o   Redemptions from private foundations or endowment funds;

                  o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

                  o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Fund shares;

                  o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

                  o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

                  o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

                  o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Fund shares.

         REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001

         If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

-------------------------------------------------------------------------------------------------------------------
           SHARES INITIALLY            SHARES HELD AFTER AN EXCHANGE            CDSC APPLICABLE UPON
               PURCHASED                                                        REDEMPTION OF SHARES
-------------------------------------------------------------------------------------------------------------------

        o  Class A shares of           o   Class A shares of Category I          o  1% if shares are
           Category I or II Fund           or II Fund                               redeemed within 18
                                       o   Class A shares of Category III           months of initial
                                           Fund                                     purchase of Category I
                                           o   AIM Cash Reserve Shares of AIM       or II Fund shares
                                               Money Market Fund
-------------------------------------------------------------------------------------------------------------------
        o  Class A shares of           o   Class A shares of Category III        o  No CDSC
           Category III Fund               Fund
                                       o   Class A shares of AIM
                                           Tax-Exempt Cash Fund
                                       o   AIM Cash Reserve Shares of AIM
                                           Money Market Fund
-------------------------------------------------------------------------------------------------------------------

         REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

         If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, you shares may be subject to a CDSC upon redemption, as described below.

--------------------------------------------------------------------------------------------------------------------
           SHARES INITIALLY                    SHARES HELD AFTER AN EXCHANGE            CDSC APPLICABLE UPON
             PURCHASED                                                                  REDEMPTION OF SHARES
--------------------------------------------------------------------------------------------------------------------
        o  Class A shares of                   o  Class A shares of Category I           o  1% if shares are
           Category I or II Fund                  or II Fund                                redeemed within 18
                                               o  Class A shares of Category III            months of initial
                                                  Fund                                      purchase of Category I
                                               o  AIM Cash Reserve Shares of AIM            or II Fund shares
                                                  Money Market Fund
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of                   o  Class A shares of Category I           o  1% if shares are
           Category III Fund                      or II Fund                                redeemed within 18
                                                                                            months of initial
                                                                                            purchase of Category III
                                                                                            Fund shares
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of                   o  Class A shares of Category III         o  0.25% if shares are
           Category III Fund                      Fund                                      redeemed within 12
                                               o  Class A shares of AIM                     months of initial
                                                  Tax-Exempt Cash Fund                      purchase of Category III
                                               o  AIM Cash Reserve shares of AIM            Fund shares"
                                                  Money Market Fund
---------------------------------------------------------------------------------------------------------------------

         PERMITTED EXCHANGES

         Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

         EXCHANGES NOT SUBJECT TO A SALES CHARGE

         You will not pay an initial sales charge when exchanging:

         (1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

         (2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

               (a)  one another;
               (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or (c) Class A shares of another AIM Fund, but only if
                    (i)  you acquired the original shares before May 1, 1994; or
                    (ii) you acquired the original shares on or after May 1,
                         1994 by way of an exchange from shares with higher initial sales charges; or

         (3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares AIM Tax-Exempt Cash Fund for
               (a) one another;
               (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares
                   (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;
                   (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
               (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM
                   Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

         You will not pay a CDSC or other sales charge when exchanging:

         (1) Class A shares for other Class A shares;
         (2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or
         (3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

         EXCHANGES NOT PERMITTED

         Certain classes of shares are not covered by the exchange privilege.

         For shares purchased prior to November 15, 2001, you may not exchange:

             o Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge ("CDSC") for Class A shares of AIM Tax-Exempt Cash Fund;

             o Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

             o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

             o AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

             o on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

         For shares purchased on or after November 15, 2001, you may not exchange:

             o Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

             o Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund, or

             o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Funds that are subject to a CDSC; however if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM STRATEGIC INCOME FUND


                   (SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                       Supplement dated November 15, 2001
        to the Statement of Additional Information dated March 1, 2001, as supplemented June 14, 2001, July 6, 2001, August 1, 2001,
           August 20, 2001, September 4, 2001 and September 18, 2001

The following information is added under the heading "SALES CHARGES AND DEALER CONCESSIONS" appearing on page 48 of the Statement of Additional Information:

         "PURCHASE AND REDEMPTION OF SHARES

         Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund

                  INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

                  Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge."

The final paragraph appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - CATEGORY III" on page 49 of the Statement of Additional Information is deleted in its entirety. In addition, the following new section is added at the end of the section entitled "SALES CHARGES AND DEALER CONCESSIONS - CATEGORY III" on page 49 of the Statement of Additional
Information:

                  "LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. These additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as "Large Purchases." If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1% contingent deferred sales charge ("CSDC") if the investor redeems those shares within 18 months after purchase. Large purchases of Class A shares of Category III Funds made on or after November 15, 2001 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

                  AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

                  For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                            PERCENT OF SUCH PURCHASES

                 ----------------------------------------
                  1% of the first $2 million
                 ----------------------------------------
                  plus 0.80% of the next $1 million
                 ----------------------------------------
                  plus 0.50% of the next $17 million
                 ----------------------------------------
                  plus 0.25% of amounts in excess of $20
                  million
                 ----------------------------------------

                  For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                  Up to 0.10% of purchases of AIM Limited Maturity Treasury Fund; and Up to 0.25% of purchases of AIM Tax-Free Intermediate Fund

                  If an investor makes a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon the exchange.

                  If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

                  If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

                  For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:

                            PERCENT OF SUCH PURCHASES

                 ----------------------------------------
                  1% of the first $2 million
                 ----------------------------------------
                  plus 0.80% of the next $1 million
                 ----------------------------------------
                  plus 0.50% of the next $17 million
                 ----------------------------------------
                  plus 0.25% of amounts in excess of $20
                  million
                 ----------------------------------------

                  For annual purchases of Class A shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value."

The third and seventh paragraphs appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - ALL GROUPS OF AIM FUNDS" on page 50 of the Statement of Additional Information are deleted in their entirety.

The following paragraph is added after the fourth paragraph appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES - 1. LETTERS OF INTENT" on page 52 of the Statement of Additional Information:

                  "If an investor enters into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001, such shares will be subject to a 12-month, 0.25% contingent deferred sales charge ("CDSC"). Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC."

The following paragraph is added at the end of the section appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES - RIGHTS OF ACCUMULATION" on page 53 of the Statement of Additional Information:

                  "If an investor's new purchase of Class A shares of Category I, II or III Fund is at net asset value, the newly purchased shares will be subject to a contingent deferred sales charge if the investor redeems them prior to the end of the applicable holding period (18 months for Category I and II Fund shares and 12 months for Category III Fund shares). For Class A shares of Category III Funds, the provisions of this paragraph apply only to new purchases made on and after November 15, 2001."

The following information replaces in its entirety the fourth paragraph (and associated five bullet points) appearing under the heading "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS" on page 56 of the Statement of Additional Information:

                  "Contingent Deferred Sales Charges Imposed upon Redemption of Shares

                  A contingent deferred sales charge (CDSC) may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares. On and after November 15, 2001, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

                  CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

                  o Redemptions of shares of Category I or II Funds held more than 18 months;

                  o Redemptions of shares of Category III Funds purchased prior to November 15, 2001;

                  o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and held for more than 12 months;

                  o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

                  o   Redemptions from private foundations or endowment funds;

                  o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

                  o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Fund shares;

                  o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

                  o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

                  o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

                  o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Fund shares.

         REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001

         If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

---------------------------------------------------------------------------------------------------------------------
           SHARES INITIALLY                      SHARES HELD AFTER AN EXCHANGE            CDSC APPLICABLE UPON
              PURCHASED                                                                   REDEMPTION OF SHARES
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of                      o  Class A shares of Category I          o  1% if shares are
           Category I or II Fund                     or II Fund                               redeemed within 18
                                                  o  Class A shares of Category III           months of initial
                                                     Fund                                     purchase of Category I
                                                  o  AIM Cash Reserve Shares of AIM           or II Fund shares
                                                     Money Market Fund
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of                      o  Class A shares of Category III        o  No CDSC
           Category III Fund                         Fund
                                                  o  Class A shares of AIM
                                                     Tax-Exempt Cash Fund
                                                  o  AIM Cash Reserve Shares of AIM
                                                     Money Market Fund
---------------------------------------------------------------------------------------------------------------------

         REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

         If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, you shares may be subject to a CDSC upon redemption, as described below.

---------------------------------------------------------------------------------------------------------------------
           SHARES INITIALLY                      SHARES HELD AFTER AN EXCHANGE            CDSC APPLICABLE UPON
              PURCHASED                                                                   REDEMPTION OF SHARES
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of                      o  Class A shares of Category I          o  1% if shares are
           Category I or II Fund                     or II Fund                               redeemed within 18
                                                  o  Class A shares of Category III           months of initial
                                                     Fund                                     purchase of Category I
                                                  o  AIM Cash Reserve Shares of AIM           or II Fund shares
                                                     Money Market Fund
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of                      o  Class A shares of Category I          o  1% if shares are
           Category III Fund                         or II Fund                               redeemed within 18
                                                                                              months of initial
                                                                                              purchase of Category III
                                                                                              Fund shares
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of                      o  Class A shares of Category III        o  0.25% if shares are
           Category III Fund                         Fund                                     redeemed within 12
                                                  o  Class A shares of AIM                    months of initial
                                                     Tax-Exempt Cash Fund                     purchase of Category III
                                                  o  AIM Cash Reserve shares of AIM           Fund shares"
                                                     Money Market Fund
---------------------------------------------------------------------------------------------------------------------


         PERMITTED EXCHANGES

         Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

         EXCHANGES NOT SUBJECT TO A SALES CHARGE

         You will not pay an initial sales charge when exchanging:

         (1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

         (2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

               (a) one another;
               (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
               (c) Class A shares of another AIM Fund, but only if
                    (i)  you acquired the original shares before May 1, 1994; or
                    (ii) you acquired the original shares on or after May 1,
               1994 by way of an exchange from shares with higher initial sales charges; or

         (3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares AIM Tax-Exempt Cash Fund for
               (a) one another;
               (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares
                    (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;
                    (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
               Fund); or

               (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

         You will not pay a CDSC or other sales charge when exchanging:

         (1) Class A shares for other Class A shares;
         (2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or
         (3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

         EXCHANGES NOT PERMITTED

         Certain classes of shares are not covered by the exchange privilege.

         For shares purchased prior to November 15, 2001, you may not exchange:

                  o Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge ("CDSC") for Class A shares of AIM Tax-Exempt Cash Fund;

                  o Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                  o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

                  o AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

                  o on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

         For shares purchased on or after November 15, 2001, you may not exchange:

                  o Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

                  o Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund, or

                  o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Funds that are subject to a CDSC; however if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund."

                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                             AIM GLOBAL ENERGY FUND
                AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                       Supplement dated November 15, 2001
         to the Statement of Additional Information dated March 1, 2001, as supplemented June 14, 2001, July 6, 2001, August 1, 2001,
           August 20, 2001, September 4, 2001 and September 18, 2001

The following information is added under the heading "SALES CHARGES AND DEALER CONCESSIONS" appearing on page 56 of the Statement of Additional Information:

         "PURCHASE AND REDEMPTION OF SHARES

         Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund

                  INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

                  Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

The final paragraph appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - CATEGORY III" on page 58 of the Statement of Additional Information is deleted in its entirety. In addition, the following new section is added at the end of the section entitled "SALES CHARGES AND DEALER CONCESSIONS - CATEGORY III" on page 58 of the Statement of Additional
Information:

                  "LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. These additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as "Large Purchases." If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1% contingent deferred sales charge ("CSDC") if the investor redeems those shares within 18 months after purchase. Large purchases of Class A shares of Category III Funds made on or after November 15, 2001 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

                  AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

                  For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                            PERCENT OF SUCH PURCHASES

              1% of the first $2 million
              -----------------------------------------------------
              plus 0.80% of the next $1 million
              -----------------------------------------------------
              plus 0.50% of the next $17 million
              -----------------------------------------------------
              plus 0.25% of amounts in excess of $20 million
              -----------------------------------------------------

                  For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                  Up to 0.10% of purchases of AIM Limited Maturity Treasury Fund; and Up to 0.25% of purchases of AIM Tax-Free Intermediate Fund

                  If an investor makes a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon the exchange.

                  If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

                  If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

                  For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:

                            PERCENT OF SUCH PURCHASES

              1% of the first $2 million
              -----------------------------------------------------
              plus 0.80% of the next $1 million
              -----------------------------------------------------
              plus 0.50% of the next $17 million
              -----------------------------------------------------
              plus 0.25% of amounts in excess of $20 million
              -----------------------------------------------------

                  For annual purchases of Class A shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value."

The third and seventh paragraphs appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - ALL GROUPS OF AIM FUNDS" on pages 58 and 59 of the Statement of Additional Information are deleted in their entirety.

The following paragraph is added after the fourth paragraph appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES - 1. LETTERS OF INTENT" on page 61 of the Statement of Additional Information:

                  If an investor enters into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001, such shares will be subject to a 12-month, 0.25% contingent deferred sales charge ("CDSC"). Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC."

The following paragraph is added at the end of the section appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES - RIGHTS OF ACCUMULATION" on page 61 of the Statement of Additional Information:

                  "If an investor's new purchase of Class A shares of Category I, II or III Fund is at net asset value, the newly purchased shares will be subject to a contingent deferred sales charge if the investor redeems them prior to the end of the applicable holding period (18 months for Category I and II Fund shares and 12 months for Category III Fund shares). For Class A shares of Category III Funds, the provisions of this paragraph apply only to new purchases made on and after November 15, 2001."

The following information replaces in its entirety the fourth paragraph (and associated five bullet points) appearing under the heading "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS" on page 64 of the Statement of Additional Information:

                  "Contingent Deferred Sales Charges Imposed upon Redemption of Shares

                  A contingent deferred sales charge (CDSC) may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares. On and after November 15, 2001, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

                  CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

                  o Redemptions of shares of Category I or II Funds held more than 18 months;

                  o Redemptions of shares of Category III Funds purchased prior to November 15, 2001;

                  o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and held for more than 12 months;

                  o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

                  o  Redemptions from private foundations or endowment funds;

                  o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

                  o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Fund shares;

                  o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

                  o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

                  o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

                  o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Fund shares.

         REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001

         If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

                                                                                         CDSC APPLICABLE UPON
           SHARES INITIALLY PURCHASED           SHARES HELD AFTER AN EXCHANGE            REDEMPTION OF SHARES
        -------------------------------------------------------------------------------------------------------------
        o  Class A shares of               o  Class A shares of Category I           o  1% if shares are
           Category I or II Fund              or II Fund                                redeemed within 18
                                           o  Class A shares of Category III            months of initial
                                              Fund                                      purchase of Category I
                                           o  AIM Cash Reserve Shares of AIM            or II Fund shares
                                              Money Market Fund
        -------------------------------------------------------------------------------------------------------------
        o  Class A shares of Category III  o  Class A shares of Category III         o  No CDSC
           Fund                               Fund
                                           o  Class A shares of AIM Tax-Exempt
                                              Cash Fund
                                           o  AIM Cash Reserve Shares of AIM
                                              Money Market Fund
        -------------------------------------------------------------------------------------------------------------


         REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

         If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, you shares may be subject to a CDSC upon redemption, as described below.

                                                                                         CDSC APPLICABLE UPON
           SHARES INITIALLY PURCHASED           SHARES HELD AFTER AN EXCHANGE            REDEMPTION OF SHARES
        -------------------------------------------------------------------------------------------------------------
        o  Class A shares of               o  Class A shares of Category 1 or        o  1% if shares are
           Category I or II Fund              II Fund                                   redeemed within 18
                                           o  Class A shares of Category III            months of initial
                                              Fund                                      purchase of Category I
                                           o  AIM Cash Reserves Shares of               or II Fund shares
                                              AIM Money Market Fund
        -------------------------------------------------------------------------------------------------------------
        o  Class A shares of               o  Class A shares of Category I or        o  1% if shares are
           Category III Fund                  II Fund                                   redeemed within 18
                                                                                        months of initial
                                                                                        purchase of Category
                                                                                        III Fund shares
        -------------------------------------------------------------------------------------------------------------
        o  Class A shares of               o  Class A shares of Category III         o  0.25% if shares are
           Category III Fund                  Fund                                      redeemed within 12
                                           o  Class A shares of AIM Tax-                months of initial
                                              Exempt Cash Fund                          purchase of Category
                                           o  AIM Cash Reserve shares of                III Fund shares"
                                              AIM Money Market Fund
        -------------------------------------------------------------------------------------------------------------


         PERMITTED EXCHANGES

         Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

         EXCHANGES NOT SUBJECT TO A SALES CHARGE

         You will not pay an initial sales charge when exchanging:

         (1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

         (2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

               (a)  one another;
               (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A
                   shares of AIM Tax-Exempt Cash Fund; or
               (c) Class A shares of another AIM Fund, but only if
                    (i)   you acquired the original shares before May 1, 1994;
                          or
                    (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

         (3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares AIM Tax-Exempt Cash Fund for (a) one another; (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares
                    (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;
                    (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

               (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

         You will not pay a CDSC or other sales charge when exchanging:

         (1) Class A shares for other Class A shares;
         (2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or
         (3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

         EXCHANGES NOT PERMITTED

         Certain classes of shares are not covered by the exchange privilege.

         For shares purchased prior to November 15, 2001, you may not exchange:

                  o Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge ("CDSC") for Class A shares of AIM Tax-Exempt Cash Fund;

                  o Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                  o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

                  o AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

                  o on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

         For shares purchased on or after November 15, 2001, you may not exchange:

                  o Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

                  o Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund, or

                  o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Funds that are subject to a CDSC; however if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund."